Taxes - Schedule of Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Income Tax Provision [Abstract]
Current	$ (56,010)	$ (7,135)	$ 297,067	$ 467,592
Deferred	(728,286)	(92,777)
Total provision for income taxes	$ (784,296)	$ (99,912)	$ 297,067	$ 467,592